UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2890

Fidelity Phillips Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 29, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Cash Reserves Fund

February 29, 2012

1.814088.107

CAS-QTLY-0412

Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.2%
	Yield (a)	Principal Amount (000s)	Value (000s)
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA
3/7/12	0.19% (d)	$ 181,000	$ 181,000
Certificates of Deposit - 35.1%

Domestic Certificates Of Deposit - 0.6%
Branch Banking & Trust Co.
3/21/12 to 5/7/12	0.25 to 0.35	707,000	707,000
London Branch, Eurodollar, Foreign Banks - 8.7%
Australia & New Zealand Banking Group Ltd.
6/6/12	0.61	228,000	228,000
Commonwealth Bank of Australia
3/22/12 to 5/10/12	0.32	1,666,000	1,666,002
HSBC Bank PLC
3/15/12 to 5/31/12	0.50 to 0.55	1,464,000	1,464,000
ING Bank NV
3/2/12 to 4/2/12	0.28 to 0.33	1,805,000	1,805,000
Mitsubishi UFJ Trust & Banking Corp.
5/3/12	0.51	252,000	252,002
National Australia Bank Ltd.
3/5/12 to 5/2/12	0.40 to 0.52	4,740,000	4,740,000
			10,155,004
New York Branch, Yankee Dollar, Foreign Banks - 25.8%
Bank of Montreal
3/6/13	0.63 (d)	741,000	741,000
Bank of Montreal Chicago CD Program
9/26/12 to 10/29/12	0.39 to 0.44 (d)	1,229,000	1,229,000
Bank of Nova Scotia
6/22/12 to 3/15/13	0.46 to 0.65 (d)	2,757,000	2,757,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
3/16/12 to 5/18/12	0.40 to 0.50	2,879,000	2,879,000
Canadian Imperial Bank of Commerce New York Branch
9/24/12 to 3/15/13	0.42 to 0.62 (d)	2,726,000	2,726,000
DnB NOR Bank ASA
3/2/12	0.50	614,000	614,000
Lloyds TSB Bank PLC New York Branch
3/13/12	0.20	200,000	200,000
Certificates of Deposit - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Mitsubishi UFJ Trust & Banking Corp.
4/10/12 to 5/11/12	0.48 to 0.55%	$ 1,218,000	$ 1,218,000
Mizuho Corporate Bank Ltd.
3/1/12 to 5/14/12	0.18 to 0.40	2,601,000	2,601,000
National Bank Canada
7/6/12 to 2/4/13	0.37 to 0.64 (d)	1,102,000	1,102,000
Nordea Bank Finland PLC
3/1/12	0.50	48,000	48,000
Rabobank Nederland New York Branch
3/12/12 to 6/8/12	0.31 to 0.55 (d)	4,374,000	4,374,000
Royal Bank of Canada
12/7/12 to 3/1/13	0.58 to 0.94 (d)	1,635,000	1,635,000
Royal Bank of Canada New York Branch
3/6/13	0.58 (d)	750,000	749,811
Sumitomo Mitsui Banking Corp.
3/1/12 to 5/21/12	0.40 to 0.55 (d)	3,754,000	3,754,000
Sumitomo Trust & Banking Co. Ltd.
3/26/12 to 5/21/12	0.40 to 0.50	1,213,000	1,213,000
Svenska Handelsbanken
3/1/12 to 4/3/12	0.49 to 0.52	1,146,000	1,146,003
Toronto-Dominion Bank
10/19/12 to 2/4/13	0.46 to 0.58 (d)	787,000	787,000
Toronto-Dominion Bank New York Branch
8/10/12	0.57	250,000	250,000
			30,023,814
TOTAL CERTIFICATES OF DEPOSIT			40,885,818
Commercial Paper - 22.2%

Amsterdam Funding Corp. (Royal Bank of Scotland PLC Guaranteed)
3/13/12 to 4/4/12	0.25 to 0.28 (b)	836,000	835,855
ASB Finance Ltd.
3/30/12 to 4/4/12	0.38 to 0.40 (d)	273,000	272,998
ASB Finance Ltd. (London)
4/11/12 to 5/29/12	0.58 to 0.68	368,000	367,584
Commercial Paper - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
Australia & New Zealand Banking Group Ltd.
5/9/12	0.50%	$ 250,000	$ 249,760
Barclays Bank PLC
3/2/12 to 4/5/12	0.74 to 0.77 (b)	750,000	750,000
4/2/12	0.74	483,000	483,000
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
3/1/12 to 3/19/12	0.28	501,000	500,966
Barclays U.S. Funding Corp.
4/16/12	0.31	791,000	790,687
BNP Paribas Finance, Inc.
3/2/12	0.30	1,178,000	1,177,990
Caisse d'Amort de la Dette Sociale
5/25/12	0.54 (b)(d)	376,000	375,991
Citigroup Funding, Inc.
3/9/12 to 4/5/12	0.48 to 0.50	3,146,000	3,145,154
Comcast Corp.
3/6/12	0.36	15,000	14,999
Commonwealth Bank of Australia
4/10/12 to 6/15/12	0.50 to 0.62	2,065,000	2,062,513
Devon Energy Corp.
3/7/12 to 4/2/12	0.42 to 0.47	457,000	456,869
DnB NOR Bank ASA
3/12/12 to 6/29/12	0.40 to 0.52	379,000	378,708
Duke Energy Corp.
3/16/12	0.40	56,000	55,991
Ecolab, Inc.
3/1/12 to 3/30/12	0.35 to 0.53 (d)	457,200	457,200
Govco, Inc. (Liquidity Facility Citibank NA)
3/21/12 to 4/9/12	0.25 to 0.27	1,232,000	1,231,741
JPMorgan Chase & Co.
5/23/12 to 8/14/12	0.20 to 0.30	2,440,000	2,437,446
Mitsubishi UFJ Trust & Banking Corp.
5/2/12	0.40	69,600	69,552
Nationwide Building Society
3/23/12 to 4/9/12	0.44 to 0.49	557,000	556,799
Nordea North America, Inc.
3/1/12	0.50	370,000	370,000
Commercial Paper - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
Royal Bank of Scotland PLC
3/6/12 to 3/7/12	0.30%	$ 639,000	$ 638,971
Sempra Global
3/2/12 to 3/9/12	0.45	73,000	72,996
Skandinaviska Enskilda Banken AB
3/2/12 to 3/7/12	0.47 to 0.48	985,000	984,951
Swedbank AB
3/14/12 to 5/4/12	0.40 to 0.50	669,000	668,626
Texas Instruments International Management Co. S.a.r.L.
7/9/12	0.43	43,000	42,934
Toronto Dominion Holdings (USA)
7/31/12 to 8/10/12	0.28 to 0.57	673,000	672,103
Toyota Motor Credit Corp.
4/17/12 to 6/25/12	0.30 to 0.33	546,000	545,623
UBS Finance, Inc.
3/19/12 to 5/4/12	0.42 to 0.54	2,380,000	2,378,585
Viacom, Inc.
3/14/12 to 3/19/12	0.40 to 0.41	54,000	53,991
Virginia Electric & Power Co.
3/19/12	0.42	38,000	37,992
Westpac Banking Corp.
4/5/12 to 5/11/12	0.50 to 0.60 (d)	1,595,000	1,594,176
Windmill Funding Corp. (Royal Bank of Scotland PLC Guaranteed)
3/14/12 to 4/4/12	0.27 to 0.28 (b)	538,000	537,903
Xerox Corp.
3/2/12 to 3/30/12	0.60 to 0.63	542,000	541,808
TOTAL COMMERCIAL PAPER			25,812,462
U.S. Government and Government Agency Obligations - 2.8%

Other Government Related - 2.8%
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank)

4/5/12	0.19 (c)	50,000	49,992
4/5/12	0.19 (c)	130,118	130,096
4/5/12	0.19 (c)	135,000	134,977
4/6/12	0.19 (c)	145,000	144,975
4/6/12	0.19 (c)	87,853	87,838
U.S. Government and Government Agency Obligations - 2.8% - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
Other Government Related - 2.8% - continued
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank) - continued
4/6/12	0.19% (c)	$ 135,000	$ 134,976
4/9/12	0.19 (c)	141,519	141,494
4/9/12	0.19 (c)	38,000	37,993
4/10/12	0.19 (c)	283,000	282,948
4/10/12	0.19 (c)	59,477	59,466
4/10/12	0.19 (c)	27,026	27,021
4/12/12	0.19 (c)	57,095	57,083
4/12/12	0.19 (c)	54,000	53,989
4/20/12	0.19 (c)	288,284	288,212
4/24/12	0.19 (c)	215,284	215,228
4/24/12	0.19 (c)	275,000	274,929
4/26/12	0.19 (c)	291,000	290,919
4/27/12	0.19 (c)	237,000	236,932
4/27/12	0.19 (c)	106,064	106,034
5/1/12	0.19 (c)	303,000	302,910
5/14/12	0.18 (c)	163,000	162,944
5/14/12	0.18 (c)	86,850	86,820
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS			3,307,776
Federal Agencies - 1.3%

Federal Home Loan Bank - 0.7%
4/18/12 to 11/6/12	0.15 to 0.25	775,000	774,782
Freddie Mac - 0.6%
8/10/12	0.21 (d)	750,000	$ 749,832
TOTAL FEDERAL AGENCIES			1,524,614
U.S. Treasury Obligations - 12.2%

U.S. Treasury Bills - 4.1%
7/19/12 to 2/7/13	0.10 to 0.15	4,745,000	4,741,651
U.S. Treasury Notes - 8.1%
6/30/12 to 2/15/13	0.10 to 0.19	9,349,770	9,437,780
TOTAL U.S. TREASURY OBLIGATIONS			14,179,431
Medium-Term Notes - 4.6%
	Yield (a)	Principal Amount (000s)	Value (000s)
Metropolitan Life Insurance Co.
5/29/12	0.91% (d)(f)	$ 175,000	$ 175,000
Royal Bank of Canada
3/1/13 to 3/15/13	0.63 to 0.71 (b)(d)	2,050,000	2,050,000
3/6/13	0.58 (d)	376,000	375,905
Westpac Banking Corp.
4/2/12 to 6/14/12	0.36 to 0.68 (b)(d)	2,728,000	2,728,000
TOTAL MEDIUM-TERM NOTES			5,328,905
Asset-Backed Securities - 0.1%

GE Equipment Small Ticket LLC
11/21/12	0.50 (b)	16,292	16,292
GE Equipment Transportation LLC
7/20/12	0.29	3,407	3,407
Harley-Davidson Motor Trust
11/15/12	0.38	8,427	8,427
Mercedes-Benz Auto Lease Trust
11/15/12	0.40 (b)	22,236	22,236
Volkswagen Auto Lease Trust
11/20/12	0.46	33,528	33,528
TOTAL ASSET-BACKED SECURITIES			83,890
Municipal Securities - 0.5%

Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2008 B, LOC Bank of America NA, VRDN
3/7/12	0.16 (d)	16,300	16,300
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2010 A, LOC Bank of America NA, VRDN
3/7/12	0.22 (d)	50,000	50,000
District of Columbia Rev. (George Washington Univ. Proj.) Series 1999 B, LOC Bank of America NA, VRDN
3/7/12	0.16 (d)	19,115	19,115
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, LOC JPMorgan Chase Bank, VRDN
3/7/12	0.20 (d)(e)	25,200	25,200
Michigan Hosp. Fin. Auth. Rev. (Henry Ford Health Sys. Proj.) Series 2007, LOC JPMorgan Chase Bank, VRDN
3/7/12	0.13 (d)	47,900	47,900
Municipal Securities - 0.5% - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
New York City Gen. Oblig. Series 2004 H6, LOC Bank of America NA, VRDN
3/7/12	0.15% (d)	$ 1,500	$ 1,500
New York Hsg. Fin. Agcy. Rev. (101 West End Hsg. Proj.) Series 1998 A, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN
3/7/12	0.13 (d)(e)	30,800	30,800
New York Hsg. Fin. Agcy. Rev. (101 West End Hsg. Proj.) Series 1999 A, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN
3/7/12	0.13 (d)(e)	52,850	52,850
New York Hsg. Fin. Agcy. Rev. (55 West 25th Street Hsg. Proj.) Series 2005 A, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN
3/7/12	0.13 (d)(e)	105,400	105,400
New York Hsg. Fin. Agcy. Rev. (66 West 38th Street Hsg. Proj.) Series A, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN
3/7/12	0.13 (d)(e)	44,300	44,300
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.) Series 2003 A, LOC Bank of America NA, VRDN
3/7/12	0.23 (d)	34,650	34,650
Simi Valley Multi-family Hsg. Rev. (Parker Ranch Proj.) Series A, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN
3/7/12	0.14 (d)(e)	12,500	12,500
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Bonds Series 2011 C
3/1/12	0.23	70,865	70,865
Triborough Bridge & Tunnel Auth. Revs. Series 2002 F, (Liquidity Facility Royal Bank of Scotland NV), VRDN
3/7/12	0.14 (d)	49,525	49,525
TOTAL MUNICIPAL SECURITIES		560,905
Repurchase Agreements - 23.3%
	Maturity Amount (000s)
In a joint trading account at 0.19% dated 2/29/12 due 3/1/12 (Collateralized by U.S. Government Obligations) #	5,772,649	5,772,619
With:
Barclays Capital, Inc. at:
0.15%, dated:
2/23/12 due 3/7/12 (Collateralized by U.S. Government Obligations valued at $369,250,770, 3.5% - 5%, 9/1/25 - 1/1/42)	362,044	362,000
2/24/12 due 3/2/12 (Collateralized by U.S. Government Obligations valued at $382,509,563, 3% - 8.5%, 7/1/15 - 3/1/42)	375,011	375,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Barclays Capital, Inc. at: - continued
0.22%, dated 2/29/12 due 3/1/12 (Collateralized by Corporate Obligations valued at $67,200,412, 2.05% - 6.85%, 11/1/12 - 8/16/21)	$ 64,000	$ 64,000
0.32%, dated 2/29/12 due 3/1/12 (Collateralized by Equity Securities valued at $69,120,644)	64,001	64,000
0.33%, dated 2/28/12 due 3/6/12 (Collateralized by Equity Securities valued at $146,882,699)	136,009	136,000
0.34%, dated 2/29/12 due 3/7/12 (Collateralized by Equity Securities valued at $116,641,125	108,007	108,000
0.37%, dated 2/29/12 due 3/1/12 (Collateralized by Commercial Paper Obligations valued at $103,001,059, 3/1/12 - 3/6/12)	100,001	100,000
0.42%, dated 2/29/12 due 3/1/12 (Collateralized by Corporate Obligations valued at $799,209,324, 0% - 15%, 7/15/12 - 5/15/68)	740,009	740,000
0.47%, dated 2/29/12 due 3/1/12 (Collateralized by U.S. Treasury Obligations valued at $2,040,109, 1.75%, 3/31/14)	2,000	2,000
BNP Paribas Securities Corp. at:
0.23%, dated 2/29/12 due 3/1/12 (Collateralized by Corporate Obligations valued at $193,837,627, 0.35% - 9%, 6/1/12 - 6/25/43)	186,001	186,000
0.37%, dated 2/29/12 due 3/1/12 (Collateralized by U.S. Government Obligations valued at $206,002,117, 0.75% - 5.85%, 4/15/30 - 7/20/41)	200,002	200,000
0.43%, dated 2/29/12 due 3/1/12 (Collateralized by Corporate Obligations valued at $53,781,983, 4.13% - 10.5%, 3/1/14 - 4/12/21)	50,001	50,000
Citibank NA at 0.15%, dated 2/28/12 due 3/6/12 (Collateralized by U.S. Government Obligations valued at $570,184,752, 2.23% - 6.5%, 5/1/18 - 12/1/47)	559,016	559,000
Citigroup Global Markets, Inc. at 0.52%, dated 2/29/12 due 3/1/12 (Collateralized by Corporate Obligations valued at $107,972,943, 0% - 8%, 3/15/12 - 11/15/40)	100,001	100,000
Credit Suisse Securities (USA) LLC at:
0.18%, dated 2/29/12 due 3/7/12 (Collateralized by U.S. Government Obligations valued at $180,580,159, 0% - 3.5%, 3/8/12 - 1/20/42)	177,006	177,000
0.23%, dated 2/28/12 due 3/6/12 (Collateralized by U.S. Government Obligations valued at $208,061,397, 0% - 10.5%, 1/1/17 - 1/1/41)	202,009	202,000
0.25%, dated 2/29/12 due 3/1/12 (Collateralized by Equity Securities valued at $773,307,025)	716,005	716,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Credit Suisse Securities (USA) LLC at: - continued
0.88%, dated 1/19/12 due 4/3/12 (Collateralized by Corporate Obligations valued at $110,270,442, 0.26% - 8.29%, 6/15/30 - 9/13/45)	$ 102,187	$ 102,000
0.94%, dated:
2/17/12 due 5/17/12 (Collateralized by Mortgage Loan Obligations valued at $218,228,373, 0.26% - 6.25%, 11/15/17 - 9/13/45)	202,475	202,000
2/21/12 due 5/22/12 (Collateralized by Mortgage Loan Obligations valued at $220,369,037, 0.26% - 7%, 2/25/35 - 6/11/49)	204,485	204,000
2/24/12 due 5/25/12 (Collateralized by Corporate Obligations valued at $108,014,160, 0.39% - 8.85%, 5/15/17 - 1/25/47)	100,238	100,000
0.95%, dated 2/10/12 due 5/10/12 (Collateralized by Corporate Obligations valued at $110,215,264, 0.26% - 7.93%, 6/25/21 - 5/25/47)	102,242	102,000
0.97%, dated:
2/1/12 due 5/1/12 (Collateralized by Corporate Obligations valued at $300,483,468, 1.75% - 5.5%, 4/15/12 - 12/15/37)	278,674	278,000
2/3/12 due 5/3/12 (Collateralized by Mortgage Loan Obligations valued at $57,281,612, 0.38% - 6.26%, 2/25/35 - 6/11/49)	53,129	53,000
0.98%, dated 1/12/12 due 4/12/12 (Collateralized by Mortgage Loan Obligations valued at $484,472,222, 0% - 53.63%, 10/25/12 - 2/10/51)	449,110	448,000
1%, dated:
1/19/12 due 4/18/12 (Collateralized by Mortgage Loan Obligations valued at $333,023,595, 0% - 9.25%, 8/12/16 - 3/14/51)	308,770	308,000
1/23/12 due 4/24/12 (Collateralized by Corporate Obligations valued at $438,930,665, 0.33% - 8.7%, 6/1/13 - 1/15/49)	407,038	406,000
Deutsche Bank Securities, Inc. at:
0.15%, dated 2/28/12 due 3/6/12 (Collateralized by U.S. Government Obligations valued at $380,600,076, 4% - 4.5%, 9/1/34 - 12/1/40)	373,011	373,000
0.16%, dated 2/10/12 due 3/7/12 (Collateralized by U.S. Government Obligations valued at $750,466,494, 2.05% - 7.5%, 6/1/15 - 7/1/42)	735,101	735,000
Goldman Sachs & Co. at:
0.13%, dated 2/23/12 due 3/1/12 (Collateralized by U.S. Government Obligations valued at $187,684,745, 4% - 5.5%, 5/1/26 - 1/1/42)	184,005	184,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Goldman Sachs & Co. at: - continued
0.15%, dated 2/24/12 due 3/2/12 (Collateralized by U.S. Government Obligations valued at $768,079,202, 2.06% - 7%, 9/1/19 - 3/1/42)	$ 753,022	$ 753,000
0.22%, dated 2/29/12 due 3/7/12 (Collateralized by U.S. Treasury Obligations valued at $943,485,766, 5/15/15 - 8/15/39)	916,039	916,000
0.27%, dated 2/29/12 due 3/7/12 (Collateralized by U.S. Treasury Obligations valued at $311,062,402, 1.25% - 1.63%, 4/15/14 - 1/15/18)	302,016	302,000
HSBC Securities, Inc. at 0.27%, dated 2/29/12 due 3/1/12 (Collateralized by Corporate Obligations valued at $210,005,742, 2.75% - 10.75%, 4/15/12 - 2/15/42)	200,002	200,000
ING Financial Markets LLC at:
0.16%, dated 1/31/12 due 3/2/12 (Collateralized by U.S. Government Obligations valued at $510,071,398, 1.89% - 7%, 6/18/14 - 9/1/47)	500,069	500,000
0.17%, dated:
2/10/12 due 3/7/12 (Collateralized by U.S. Government Obligations valued at $366,831,957, 0.57% - 7%, 10/25/14 - 5/25/45)	357,056	357,000
2/27/12 due 3/7/12 (Collateralized by U.S. Government Obligations valued at $220,422,098, 0.54% - 4%, 4/25/21 - 7/25/48)	214,030	214,000
0.35%, dated:
2/14/12 due 3/7/12 (Collateralized by Corporate Obligations valued at $56,708,277, 3.63% - 10.75%, 7/15/13 - 5/29/67)	54,016	54,000
2/21/12 due 3/7/12 (Collateralized by Corporate Obligations valued at $44,103,495, 6.13% - 7.75%, 3/1/14 - 5/15/38)	42,012	42,000
J.P. Morgan Clearing Corp. at:
0.29%, dated 2/29/12 due 3/1/12 (Collateralized by Equity Securities valued at $467,395,131)	430,003	430,000
0.74%, dated 1/23/12 due 4/23/12 (Collateralized by Equity Securities valued at $592,854,074)	546,019	545,000
0.75%, dated 10/24/11 due 4/23/12 (Collateralized by Equity Securities valued at $299,716,377)	276,043	275,000
1.05%, dated 1/23/12 due 7/23/12 (Collateralized by Corporate Obligations valued at $593,047,968, 1% - 6%, 4/15/12 - 12/15/37)	547,893	545,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
J.P. Morgan Securities, Inc. at:
0.26%, dated 2/29/12 due 3/1/12 (Collateralized by U.S. Government Obligations valued at $931,120,043, 0% - 7%, 4/20/13 - 4/16/53)	$ 904,007	$ 904,000
0.29%, dated 2/29/12 due 3/1/12 (Collateralized by Corporate Obligations valued at $239,400,598, 0% - 8.95%, 3/1/12 - 3/15/42)	228,002	228,000
0.5%, dated 2/17/12 due 3/7/12 (Collateralized by Mortgage Loan Obligations valued at $294,889,545, 0% - 12.37%, 8/25/12 - 9/25/47)	273,118	273,000
0.75%, dated 9/28/11 due 3/26/12 (Collateralized by Mortgage Loan Obligations valued at $204,775,477, 0% - 53.55%, 8/25/12 - 1/15/49)	189,709	189,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.16%, dated 2/24/12 due 3/7/12 (Collateralized by U.S. Government Obligations valued at $404,950,799, 1.4% - 4.34%, 11/1/20 - 12/1/44)	397,049	397,000
0.52%, dated 2/29/12 due 3/1/12 (Collateralized by Mortgage Loan Obligations valued at $105,001,517, 0% - 7.44%, 6/15/18 - 12/18/49)	100,001	100,000
0.62%, dated 2/29/12 due 3/1/12 (Collateralized by Corporate Obligations valued at $1,427,784,589, 0% - 112.94%, 11/8/12 - 11/19/52)	1,322,023	1,322,000
Mizuho Securities USA, Inc. at:
0.25%, dated 2/29/12 due 3/1/12 (Collateralized by U.S. Government Obligations valued at $296,623,027, 0% - 9.21%, 1/30/14 - 3/25/42)	286,002	286,000
0.29%, dated 2/29/12 due 3/1/12 (Collateralized by Equity Securities valued at $88,560,726)	82,001	82,000
0.3%, dated 2/29/12 due 3/1/12 (Collateralized by Equity Securities valued at $1,074,615,417)	1,000,008	1,000,000
0.43%, dated 2/21/12 due 3/7/12 (Collateralized by Corporate Obligations valued at $199,620,512, 0% - 5.25%, 4/15/12 - 12/15/37)	190,068	190,000
0.55%, dated 2/29/12 due 3/1/12 (Collateralized by Corporate Obligations valued at $75,475,227, 1.5% - 15%, 1/15/13 - 5/15/41)	70,001	70,000
RBC Capital Markets Co. at:
0.27%, dated 2/29/12 due 3/7/12 (Collateralized by U.S. Government Obligations valued at $85,490,641, 0% - 16.67%, 8/25/21 - 9/15/41)	83,004	83,000
0.7%, dated 1/4/12 due 3/7/12 (Collateralized by Mortgage Loan Obligations valued at $115,473,750, 0.43% - 7.73%, 11/25/20 - 1/25/47)	107,189	107,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
RBC Capital Markets Co. at: - continued
0.74%, dated 12/12/11 due 3/7/12 (Collateralized by Corporate Obligations valued at:
$125,460,804, 3.5% - 11.88%, 11/15/13 - 2/1/42)	$ 121,226	$ 121,000
$215,372,294, 0% - 13.24%, 9/14/12 - 9/25/47)	202,378	202,000
RBC Capital Markets Corp. at:
0.16%, dated 2/10/12 due 3/7/12 (Collateralized by U.S. Government Obligations valued at $188,506,756, 0.64% - 5%, 2/25/32 - 12/25/41)	183,025	183,000
0.18%, dated 2/29/12 due 3/7/12 (Collateralized by U.S. Government Obligations valued at $77,250,386, 0.69% - 6.5%, 6/25/16 - 7/25/50)	75,011	75,000
RBS Securities, Inc. at:
0.57%, dated 2/29/12 due 3/7/12 (Collateralized by Mortgage Loan Obligations valued at $1,229,584,416, 0% - 44.89%, 5/24/15 - 11/23/52)	1,141,126	1,141,000
0.8%, dated 2/17/12 due 3/19/12 (Collateralized by Corporate Obligations valued at $588,475,762, 0.29% - 7.86%, 10/25/12 - 3/12/51)	545,375	545,000
Royal Bank of Scotland PLC at 0.57%, dated 2/29/12 due 3/7/12 (Collateralized by Mortgage Loan Obligations valued at $433,634,595, 0% - 13.14%, 5/10/12 - 4/27/57)	403,045	403,000
UBS Securities LLC at:
0.59%, dated 2/21/12 due 3/7/12 (Collateralized by Corporate Obligations valued at $114,467,005, 1.5% - 5.38%, 4/15/12 - 12/15/37)	109,161	109,000
0.66%, dated 1/24/12 due 3/7/12 (Collateralized by Corporate Obligations valued at $117,799,854, 5% - 12.5%, 6/1/12 - 4/15/20)	109,180	109,000
0.71%, dated 1/9/12 due 3/7/12 (Collateralized by Corporate Obligations valued at $147,094,149, 0% - 9%, 3/15/12 - 4/1/63)	137,246	137,000
0.73%, dated:
1/5/12 due 3/5/12 (Collateralized by Corporate Obligations valued at $158,940,281, 0% - 14.75%, 7/15/12 - 1/15/67)	147,179	147,000
1/13/12 due 3/13/12 (Collateralized by U.S. Government Obligations valued at $148,340,420, 0.01% - 9.27%, 3/6/12 - 2/10/51)	140,170	140,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Wells Fargo Securities, LLC at 0.23%, dated 2/29/12 due 3/1/12 (Collateralized by Corporate Obligations valued at $96,469,959, 0% - 7.5%, 3/1/12 - 12/1/41)	$ 92,001	$ 92,000
TOTAL REPURCHASE AGREEMENTS		27,176,619
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $119,041,420)		119,041,420
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(2,636,481)
NET ASSETS - 100%		$ 116,404,939
Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,316,277,000 or 6.3% of net assets.

(c) The Federal Financing Bank, an instrumentality of the U.S. Government acting under the supervision of the Secretary of the Treasury (FFB), has entered into a Liquidity Loan Agreement with Straight-A Funding LLC (Issuer), pursuant to which the FFB has committed, subject to certain conditions, to provide financing to the Issuer to cover any payment deficiencies in respect of notes on their legal final maturity dates. At the end of the period, these securities amounted to $3,307,776,000, or 2.8% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $175,000,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co. 0.91%, 5/29/12	3/26/02	$ 175,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$5,772,619,000 due 3/01/12 at 0.19%
Barclays Capital, Inc.	$ 917,134
Credit Agricole CIB New York Branch	286,670
Mizuho Securities USA, Inc.	3,799,556
RBC Capital Markets Corp.	655,096
RBS Securities, Inc.	114,163
$ 5,772,619
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At February 29, 2012, the cost of investment securities for income tax purposes was $119,041,420,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® U.S. Government
Reserves Fund

February 29, 2012

1.814093.107

FUS-QTLY-0412

Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 2.2%
	Yield (a)	Principal Amount (000s)	Value (000s)
Other Government Related - 2.2%
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank)
4/6/12 to 5/14/12	0.18 to 0.19 (b)	$ 58,000	$ 57,985
Federal Agencies - 27.2%

Fannie Mae - 1.1%
3/1/12	0.10	27,000	27,000
Fannie Mae Guaranteed Mtg. pass-thru certificates - 1.4%
5/18/12 to 9/17/12	0.15 to 0.28 (c)	35,000	35,100
Federal Farm Credit Bank - 0.2%
11/29/12	0.19 (c)	6,000	5,999
Federal Home Loan Bank - 16.7%
3/19/12 to 2/20/13	0.09 to 0.41 (c)	430,653	430,651
Freddie Mac - 7.8%
3/20/12 to 12/27/12	0.10 to 0.21 (c)	200,000	200,121
TOTAL FEDERAL AGENCIES			698,871
U.S. Treasury Obligations - 11.4%

U.S. Treasury Bills - 5.1%
5/24/12 to 2/7/13	0.06 to 0.15	132,000	131,932
U.S. Treasury Notes - 6.3%
5/15/12 to 9/30/12	0.07 to 0.19	161,000	162,252
TOTAL U.S. TREASURY OBLIGATIONS			294,184
Repurchase Agreements - 60.1%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at 0.19% dated 2/29/12 due 3/1/12 (Collateralized by U.S. Government Obligations) #	$ 1,366,779	$ 1,366,772
With:
Barclays Capital, Inc. at:
0.14%, dated 2/9/12 due 3/7/12 (Collateralized by U.S. Government Obligations valued at $15,314,430, 3% - 6%, 1/20/27 - 1/15/39)	15,002	15,000
0.15%, dated:
2/23/12 due 3/7/12 (Collateralized by U.S. Government Obligations valued at $8,176,796, 4.5% - 5.5%, 8/1/24 - 10/20/40)	8,001	8,000
2/24/12 due 3/2/12 (Collateralized by U.S. Government Obligations valued at $8,171,397, 4% - 5%, 8/1/24 - 5/1/41)	8,000	8,000
Citibank NA at 0.15%, dated 2/28/12 due 3/6/12 (Collateralized by U.S. Government Obligations valued at $12,240,102, 5%, 5/1/26 - 12/1/36)	12,000	12,000
Credit Suisse Securities (USA) LLC at 0.18%, dated 2/29/12 due 3/7/12 (Collateralized by U.S. Government Obligations valued at $4,082,597, 4.5%, 1/1/41)	4,000	4,000
Deutsche Bank Securities, Inc. at:
0.15%, dated 2/28/12 due 3/6/12 (Collateralized by U.S. Government Obligations valued at $8,160,574, 5%, 4/1/38)	8,000	8,000
0.16%, dated 2/10/12 due 3/7/12 (Collateralized by U.S. Government Obligations valued at $16,376,244, 2.41% - 5.5%, 1/1/38 - 6/1/41)	16,002	16,000
Goldman Sachs & Co. at:
0.13%, dated 2/23/12 due 3/1/12 (Collateralized by U.S. Government Obligations valued at $4,080,104, 4.5% - 6.5%, 9/1/39 - 2/1/42)	4,000	4,000
0.15%, dated 2/24/12 due 3/2/12 (Collateralized by U.S. Government Obligations valued at $17,340,434, 6%, 6/1/40)	17,000	17,000
ING Financial Markets LLC at:
0.15%, dated 2/21/12 due 3/7/12 (Collateralized by U.S. Government Obligations valued at $16,480,853, 0.6% - 1.25%, 2/15/32 - 2/15/35)	16,002	16,000
0.17%, dated:
2/10/12 due 3/7/12 (Collateralized by U.S. Government Obligations valued at $8,240,394, 2.5% - 5.5%, 4/1/26 - 6/1/41)	8,001	8,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
ING Financial Markets LLC at:
0.17%, dated:
2/14/12 due 3/7/12 (Collateralized by U.S. Government Obligations valued at $31,793,977, 3% - 4.5%, 11/25/25 - 6/1/41)	$ 31,004	$ 31,000
2/27/12 due 3/7/12 (Collateralized by U.S. Government Obligations valued at $5,150,866, 3.5%, 8/15/29)	5,001	5,000
Merrill Lynch, Pierce, Fenner & Smith at 0.16%, dated 2/24/12 due 3/7/12 (Collateralized by U.S. Government Obligations valued at $9,180,245, 4.5%, 9/1/39)	9,001	9,000
RBC Capital Markets Corp. at:
0.16%, dated 2/10/12 due 3/7/12 (Collateralized by U.S. Government Obligations valued at $4,083,882, 3.11%, 4/1/41)	4,001	4,000
0.18%, dated 2/29/12 due 3/7/12 (Collateralized by U.S. Government Obligations valued at $2,060,011, 0.65% - 0.88%, 12/25/32 - 8/15/36)	2,000	2,000
0.2%, dated 9/14/11 due 3/7/12 (Collateralized by U.S. Government Obligations valued at $12,271,542, 2.72% - 4.5%, 6/1/16 - 11/1/41)	12,012	12,000
TOTAL REPURCHASE AGREEMENTS		1,545,772
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $2,596,812)		2,596,812
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(24,427)
NET ASSETS - 100%		$ 2,572,385
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) The Federal Financing Bank, an instrumentality of the U.S. Government acting under the supervision of the Secretary of the Treasury (FFB), has entered into a Liquidity Loan Agreement with Straight-A Funding LLC (Issuer), pursuant to which the FFB has committed, subject to certain conditions, to provide financing to the Issuer to cover any payment deficiencies in respect of notes on their legal final maturity dates. At the end of the period, these securities amounted to $57,985,000, or 2.2% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$1,366,772,000 due 3/01/12 at 0.19%
Barclays Capital, Inc.	$ 217,148
Credit Agricole CIB New York Branch	67,874
Mizuho Securities USA, Inc.	899,614
RBC Capital Markets Corp.	155,106
RBS Securities, Inc.	27,030
$ 1,366,772
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At February 29, 2012, the cost of investment securities for income tax purposes was $2,596,812,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Phillips Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Phillips Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 30, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 30, 2012